Share Capital - Roll Forward of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	598,217,549	597,611,787
Common shares - ending (in shares)	598,714,704	598,217,549
Ownership, percentage	100.00%	100.00%
Number of shares exercised (in shares)		108,710
Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	108,710	188,388
Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	388,445	417,374
Public [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	315,804,901	315,199,139
Common shares - ending (in shares)	316,302,056	315,804,901
Ownership, percentage	52.80%	52.80%
Public [Member] | Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	108,710	188,388
Public [Member] | Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	388,445	417,374
Province [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares - beginning (in shares)	282,412,648	282,412,648
Common shares - ending (in shares)	282,412,648	282,412,648
Ownership, percentage	47.20%	47.20%
Province [Member] | Long Term Incentive Plan [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	0	0
Province [Member] | Share Grant Plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued	0	0